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                           (ALLMERICA FINANCIAL LOGO)


                                                April 28, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

RE: VEL II Account of Allmerica Financial Life Insurance and Annuity Company ("Registrant") Form N-6 (File Nos. 33-57792 and 811-7466)
       Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940 Individual flexible premium variable life policies

Dear Sirs:

Pursuant to Rule 472 and Rule 485(b) under the Securities Act of 1933 ("1933 Act"), and General Instruction "C" on Form N-6, Registrant hereby electronically files the above-captioned amendment to its registration statement and proposes an effective date of May 1, 2006.

On February 27, 2006, the Company filed a Rule 485(a) post-effective amendment on Form N-6 on behalf of the Registrant (the "Rule 485(a) Filing"). By telephone call on April 5, 2006, Mr. Rob Lamont notified the Company that the Staff had no comments on the Rule 485(a) filing. In this filing, we have updated corporate information and information about the underlying funds, corrected typographical errors, and made other nonmaterial changes in wording to reflect "plain English" principles of drafting. In addition, the filing includes financial statements for the Registrant and the Company.

EXHIBITS.  The following are included as exhibits in this filing:

Exhibit (F)     Bylaws, as amended of the Company, effective as of December 30,
                2005
Exhibit (I)(2)  Directors' Power of Attorney
Exhibit (H)(12) Participation Agreement dated January 2, 2006 between Goldman
                Sachs Variable Insurance Trust, Goldman, Sachs & Co, and
                Allmerica Financial Life Insurance and Annuity Company
Exhibit (I)(6)  Transition Services Agreement (TSA) dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica
                Financial Life Insurance Company, and Allmerica Financial Life
                Insurance and Annuity Company, and The Goldman Sachs Group, Inc.
Exhibit (K)     Opinion of Counsel
Exhibit (N)     Consent of Independent Registered Public Accounting Firm

"TANDY" REPRESENTATIONS. In connection with the discussion with Mr. Lamont on April 5, 2006 ("Staff Comments"), AFLIAC and the Registrant hereby acknowledge the following:

- the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

- Staff Comments or changes to disclosure in response to Staff Comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

- the Registrant fund may not assert Staff Comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


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Pursuant to Rule 485(b), Registrant proposes that this post-effective amendment go effective on May 1, 2006. This Registration Statement does not contain any changes or disclosures that would render it ineligible to become effective pursuant to Rule 485(b). Registrant certifies that it meets the requirements of Rule 485(b) for effectiveness of this Registration Statement.

Please contact the undersigned at (508) 855-4194 if there should be any questions or comments on the attached filing.

                                                     Sincerely,

                                                     /s/ Sheila B. St. Hilaire

                                                     Sheila B. St. Hilaire
                                                     Vice President and Counsel

AFLIAC VEL 93


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